Offerings - Offering: 1	Sep. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, without par value
Amount Registered | shares	1,434,500
Maximum Aggregate Offering Price	$ 17,128,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,622.30
Rule 457(f)	true
Amount of Securities Received | shares	500
Value of Securities Received, Per Share	104,106.00
Value of Securities Received	$ 52,053,000.00
Cash Consideration Paid	34,925,000.00
Fee Note MAOP	$ 17,128,000.00
Offering Note	(1) Represents the estimated maximum number of common shares, without par value, of Civista Bancshares, Inc. ("Civista", and such shares the "Civista common shares") estimated to be issuable upon completion of the merger of The Farmers Savings Bank ("Farmers") with and into Civista's wholly-owned subsidiary, Civista Bank (such merger, the "merger") described in the proxy statement/prospectus contained herein, which is the product of 500 common shares, without par value, of Farmers ("Farmers common shares"), issued and outstanding, multiplied by the exchange ratio of 2,869 Civista common shares per each Farmers common share. (2) Calculated pursuant to Rule 457(f)(2) and (3) under the Securities Act of 1933, as amended (the "Securities Act"), solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act. Farmers is a private company and no market exists for its securities. Therefore, the maximum aggregate offering price has been calculated as (i) the aggregate book value of the issued and outstanding Farmers common shares, computed as of June 30, 2025, which is $52,053,000, or $104,106 per each Farmers common share outstanding as of June 30, 2025 minus (ii) $34,925,000, the maximum amount of cash to be paid by $52,053,000, or the registrant in connection with the merger and the other transactions described in the enclosed proxy statement/prospectus and the merger agreement. (3) Computed in accordance with Rule 457(f) under the Securities Act to be $2,622.30, which is equal to 0.0001531 multiplied by the proposed maximum aggregate offering price of $17,128,000.